Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021
Security		Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 90.24%
AEROSPACE/DEFENSE - 0.51%
Kaman Corp.		$ 4,000,000	3.2500		5/1/2024	$ 4,404,805

BASIC & DIVERSIFIED CHEMICALS - 2.08%
Dow, Inc. - Bank of America Finance LLC Synthetic		17,000,000	2.6410	**	6/18/2024	18,082,900

BEVERAGES - 0.11%
PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic		1,000,000	1.4930	**	12/30/2027	978,000

BIOTECH & PHARMA - 13.52%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic		26,000,000	1.4700	**	2/3/2028	25,584,000
BioMarin Pharmaceutical, Inc.		100,000	0.5990		8/1/2024	107,317
BioMarin Pharmaceutical, Inc. - 144A		22,000,000	1.2500		5/15/2027	23,104,120
Jazz Investments I Ltd.		20,000,000	1.5000		8/15/2024	21,208,667
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic		15,000,000	1.7920	**	6/30/2027	16,188,000
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic		5,000,000	1.5470	**	10/25/2027	5,150,000
Ligand Pharmaceuticals, Inc.		3,176,000	0.7500		5/15/2023	3,369,052
Merck & Co., Inc. - Credit Suisse AG Synthetic		5,500,000	1.2420	**	9/24/2027	5,219,500
Merck & Co., Inc. - Credit Suisse AG Synthetic		12,000,000	1.2420	**	9/24/2027	11,397,600
Pacira BioSciences, Inc.		100,000	2.3750		4/1/2022	118,912
Supernus Pharmaceuticals, Inc.		6,427,000	0.6250		4/1/2023	6,356,198
						117,803,366
CABLE & SATELLITE - 2.76%
Charter Communications, Inc. - Bank of America Finance LLC Synthetic		100,000	1.7700	**	9/1/2022	112,300
Liberty Broadband Corp. - 144A		24,000,000	2.3000	**	9/30/2050	24,048,000
						24,160,300
CONSUMER SERVICES - 1.55%
Chegg, Inc. - 144A		100,000	0.0000	***	9/1/2026	116,350
Stride, Inc. - 144A		15,000,000	1.1250		9/1/2027	13,350,000
						13,466,350
DIVERSIFIED INDUSTRIALS - 1.49%
3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic		13,000,000	1.4930	**	12/30/2027	12,938,900

ELECTRIC UTILITIES - 0.83%
NRG Energy, Inc.		6,000,000	2.7500		6/1/2048	7,215,000

ELECTRICAL EQUIPMENT - 4.65%
OSI Systems, Inc.		14,000,000	1.2500		9/1/2022	14,882,522
SMART Global Holdings, Inc. - 144A		22,000,000	2.2500		2/15/2026	25,630,000
						40,512,522
FOOD - 0.79%
The Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic		7,000,000	1.7920	**	6/30/2027	6,920,900

INSTITUTIONAL FINANCIAL SERVICES - 0.01%
Voya Financial, Inc. - Bank of America Finance LLC Synthetic		100,000	3.1425	**	5/1/2023	103,830

INSURANCE - 0.49%
HCI Group, Inc.		4,000,000	4.2500		3/1/2037	4,302,817

INTERNET MEDIA & SERVICES- 5.62%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic		14,500,000	3.5900	**	4/21/2023	22,058,850
Google, Inc. - Bank of America Finance LLC Synthetic		10,000,000	3.6400	**	9/28/2023	13,180,000
TechTarget, Inc. - 144A		100,000	0.1250		12/15/2025	124,631
Uber Technologies, Inc. - 144A		13,000,000	0.0000	***	12/15/2025	13,615,279
						48,978,760
LEISURE FACILITIES & SERVICES - 2.19%
McDonald's Corp. - Credit Suisse AG Synthetic		18,400,000	1.9200	**	5/28/2027	19,053,200

LEISURE PRODUCTS - 5.48%
Callaway Golf Co. - 144A		8,000,000	2.7500		5/1/2026	14,342,401
D.R. Horton, Inc. - Barclays Bank PLC Synthetic		13,000,000	3.8900	**	9/26/2023	20,328,100
Winnebago Industries, Inc.		10,000,000	1.5000		4/1/2025	13,098,740
						47,769,241
MEDICAL EQUIPMENT & DEVICES - 6.15%
Luminex Corp. - 144A		20,000,000	3.0000		5/15/2025	21,111,790
NuVasive, Inc. - 144A		25,000,000	0.3750		3/15/2025	24,166,703
Varex Imaging Corp. - 144A		7,000,000	4.0000		6/1/2025	8,331,067
						53,609,560
METALS & MINING - 2.56%
Newmont Mining Corp. - Barclays Bank PLC Synthetic		14,000,000	3.9200	**	10/30/2023	22,310,400

OIL & GAS - 2.23%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic		100,000	1.5490	**	11/24/2027	103,390
Exxon Mobil Corp. - Credit Suisse AG Synthetic		18,000,000	2.6886	**	4/21/2025	19,364,400
						19,467,790

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Security		Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 90.24% (Continued)
REITS - 2.93%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		$ 4,000,000	0.0000	***	8/15/2023	$ 5,140,330
IIP Operating Partnership, LP - 144A		6,000,000	3.7500		2/21/2024	17,156,057
Pebblebrook Hotel Trust		3,000,000	1.7500		12/15/2026	3,207,243
						25,503,630
RETAIL - DISCRETIONARY - 2.09%
Guess?, Inc.		1,000,000	2.0000		4/15/2024	1,148,150
PetIQ, Inc. - 144A		12,000,000	4.0000		6/1/2026	17,052,238
						18,200,388
SEMICONDUCTORS - 3.32%
Nova Measuring Instruments Ltd. - 144A		5,000,000	0.0000	***	10/15/2025	5,650,000
Vishay Intertechnology, Inc.		22,000,000	2.2500		6/15/2025	23,308,030
						28,958,030
SOFTWARE - 4.25%
Akamai Technologies, Inc.		10,000,000	0.3750		9/1/2027	11,528,640
Nice Ltd. - 144A		14,000,000	0.0000	***	9/15/2025	16,068,830
Omnicell, Inc. - 144A		7,000,000	0.2500		9/15/2025	9,415,000
						37,012,470
SPECIALTY FINANCE - 6.46%
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic		17,000,000	2.3100	**	11/1/2024	18,524,900
Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic		10,000,000	2.3773	**	10/25/2024	13,902,500
Pacira BioSciences, Inc. - 144A		20,000,000	0.7500		8/1/2025	23,900,830
						56,328,230
TECHNOLOGY HARDWARE - 5.78%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic		8,000,000	3.8700	**	10/16/2023	16,666,400
InterDigital, Inc.		14,000,000	2.0000		6/1/2024	15,093,400
Knowles Corp.		100,000	3.2500		11/1/2021	116,073
Lumentum Holdings, Inc.		15,000,000	0.5000		12/15/2026	18,490,287
						50,366,160
TECHNOLOGY SERVICES - 7.02%
Euronet Worldwide, Inc.		18,000,000	5.4000	**	3/15/2049	19,756,593
Insight Enterprises, Inc.		16,000,000	0.7500		2/15/2025	20,418,222
Parsons Corp. - 144A		20,000,000	0.2500		8/15/2025	20,826,000
Square, Inc. - 144A		100,000	0.1250		3/1/2025	189,109
						61,189,924
TRANSPORTATION & LOGISTICS - 1.86%
Air Transport Services Group, Inc.		100,000	1.1250		10/15/2024	105,836
Atlas Air Worldwide Holdings, Inc.		6,100,000	1.8750		6/1/2024	6,855,180
Atlas Air Worldwide Holdings, Inc.		9,000,000	2.2500		6/1/2022	9,281,250
						16,242,266
TRANSPORTATION EQUIPMENT - 2.35%
Greenbrier Cos, Inc.		13,725,000	2.8750		2/1/2024	13,771,365
Meritor, Inc.		6,000,000	3.2500		10/15/2037	6,689,439
						20,460,804
WHOLESALE - CONSUMER STAPLES - 1.16%
Chefs' Warehouse, Inc.		10,000,000	1.8750		12/1/2024	10,062,500

TOTAL CONVERTIBLE BONDS (Cost - $681,549,243)						786,403,043

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Security		Shares	Dividend Rate (%)		Maturity Date	Fair Value
PREFERRED STOCK - 2.84%
SPECIALTY FINANCE - 2.84%
Great Ajax Corp.		554,553	7.2500		4/30/2024	$ 13,597,639
Ready Capital Corp.		461,097	7.0000		8/15/2023	11,121,660
TOTAL PREFERRED STOCK (Cost - $25,663,782)						24,719,299

		Principal Amount	Interest Rate (%)
U.S. TREASURY OBLIGATIONS - 3.61%
United States Treasury Notes		$ 10,100,000	1.1250		2/28/2027	10,404,775
United States Treasury Notes		10,100,000	1.3750		1/31/2025	10,527,672
United States Treasury Notes		10,100,000	1.3750		8/31/2026	10,563,377
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $31,510,299)						31,495,824
		Shares
SHORT-TERM INVESTMENTS - 6.21%
MONEY MARKET FUND - 6.21%
BlackRock Liquidity Funds T-Fund - Institutional Class		54,074,996	0.0300 +			54,074,996
TOTAL SHORT-TERM INVESTMENTS (Cost - $54,074,996)

TOTAL INVESTMENTS - 102.90% (Cost - $792,798,320)						$ 896,693,162
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.90) %						(25,240,874)
NET ASSETS - 100.00%						$ 871,452,288

+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
*** Non-income producing security.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of January 31, 2021
	% of Net
Sector	Assets
Financial	22.04%
Technology	19.97%
Health Care	14.29%
Industrial	14.00%
Consumer Discretionary	11.30%
Communications	4.35%
Real Estate	2.93%
Energy	2.22%
Consumer Staples	1.15%
Utilities	0.83%
U.S. Treasury Obligations	3.61%
Short-Term Investments	6.21%
Liabilities in Excess of Other Assets	(2.90)%
	100.00%

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021
Security		Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 137.52%
AEROSPACE/DEFENSE - 1.66%
Kaman Corp. *		$ 2,000,000	3.2500		5/1/2024	$ 2,202,403

BASIC & DIVERSIFIED CHEMICALS - 2.96%
Dow, Inc. - Bank of America Finance LLC Synthetic *		3,700,000	2.6410	**	6/18/2024	3,935,690

BIOTECH & PHARMA - 21.68%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic		5,000,000	1.4700	**	2/3/2028	4,920,000
BioMarin Pharmaceutical, Inc. -144A *		5,000,000	1.2500		5/15/2027	5,250,936
Jazz Investments I Ltd. *		4,600,000	1.5000		8/15/2024	4,877,994
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic *		1,000,000	1.7920	**	6/30/2027	1,079,200
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic *		3,000,000	1.5470	**	10/25/2027	3,090,000
Ligand Pharmaceuticals, Inc. *		4,500,000	0.7500		5/15/2023	4,773,531
Merck & Co., Inc. - Credit Suisse AG Synthetic *		1,600,000	1.2420	**	9/24/2027	1,518,400
Merck & Co., Inc. - Credit Suisse AG Synthetic *		1,400,000	1.2420	**	9/24/2027	1,329,720
Supernus Pharmaceuticals, Inc.		2,000,000	0.6250		4/1/2023	1,977,967
						28,817,748
CABLE & SATELLITE - 3.77%
Liberty Broadband Corp. - 144A		5,000,000	2.3000	**	9/30/2050	5,010,000

CONSUMER SERVICES - 1.34%
Stride, Inc. - 144A *		2,000,000	1.1250		9/1/2027	1,780,000

DIVERSIFIED INDUSTRIALS - 1.87%
3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic *		2,500,000	1.4930	**	12/30/2027	2,488,250

ELECTRIC UTILITIES - 2.71%
NRG Energy, Inc. *		3,000,000	2.7500		6/1/2048	3,607,500

ELECTRICAL EQUIPMENT - 7.14%
OSI Systems, Inc. *		4,000,000	1.2500		9/1/2022	4,252,149
SMART Global Holdings, Inc. - 144A *		4,500,000	2.2500		2/15/2026	5,242,500
						9,494,649
INSURANCE - 1.21%
HCI Group, Inc. *		1,500,000	4.2500		3/1/2037	1,613,556

INTERNET MEDIA & SERVICES - 8.93%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *		2,600,000	3.5900	**	4/21/2023	3,955,380
Google, Inc. - Bank of America Finance LLC Synthetic *		3,000,000	3.6400	**	9/28/2023	3,954,000
TechTarget, Inc. - 144A *		1,500,000	0.1250		12/15/2025	1,869,464
Uber Technologies, Inc. - 144A *		2,000,000	0.0000	***	12/15/2025	2,094,658
						11,873,502
LEISURE FACILITIES & SERVICES - 2.88%
McDonald's Corp. - Credit Suisse AG Synthetic *		3,700,000	1.9200	**	5/28/2027	3,831,350

LEISURE PRODUCTS - 8.54%
Callaway Golf Co. - 144A *		1,700,000	2.7500		5/1/2026	3,047,760
D.R. Horton, Inc. - Barclays Bank PLC Synthetic *		2,800,000	3.8900	**	9/26/2023	4,378,360
Winnebago Industries, Inc. *		3,000,000	1.5000		4/1/2025	3,929,622
						11,355,742
MEDICAL EQUIPMENT & DEVICES - 7.90%
Luminex Corp. - 144A *		5,000,000	3.0000		5/15/2025	5,277,948
NuVasive, Inc. - 144A *		5,400,000	0.3750		3/15/2025	5,220,008
						10,497,956
METALS & MINING - 2.76%
Newmont Mining Corp. - Barclays Bank PLC Synthetic *		2,300,000	3.9200	**	10/30/2023	3,665,280

OIL & GAS - 3.24%
Exxon Mobil Corp. - Credit Suisse AG Synthetic *		4,000,000	2.6886	**	4/21/2025	4,303,200

REITS - 3.30%
IIP Operating Partnership, LP - 144A *		600,000	3.7500		2/21/2024	1,715,606
Pebblebrook Hotel Trust *		2,500,000	1.7500		12/15/2026	2,672,702
						4,388,308
RETAIL DISCRETIONARY - 5.28%
Guess?, Inc. *		3,000,000	2.0000		4/15/2024	3,444,448
PetIQ, Inc. -144A *		2,500,000	4.0000		6/1/2026	3,552,550
						6,996,998
SEMICONDUCTORS - 4.84%
Nova Measuring Instruments Ltd. -144A *		1,000,000	0.0000	***	10/15/2025	1,130,000
Vishay Intertechnology, Inc. *		5,000,000	2.2500		6/15/2025	5,297,280
						6,427,280
SOFTWARE - 7.14%
Akamai Technologies, Inc. *		3,000,000	0.3750		9/1/2027	3,458,592
Nice Ltd. - 144A *		3,500,000	0.0000	***	9/15/2025	4,017,207
Omnicell, Inc. - 144A *		1,500,000	0.2500		9/15/2025	2,017,500
						9,493,299
Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Security		Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 137.52% (Continued)
SPECIALTY FINANCE - 8.31%
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic *		$ 3,500,000	2.3100	**	11/1/2024	$ 3,813,950
Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic *		1,500,000	2.3773	**	10/25/2024	2,085,375
Pacira BioSciences, Inc. - 144A *		4,300,000	0.7500		8/1/2025	5,138,678
						11,038,003
TECHNOLOGY HARDWARE - 7.79%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *		1,900,000	3.8700	**	10/16/2023	3,958,270
Interdigital, Inc. *		2,500,000	2.0000		6/1/2024	2,695,250
Lumentum Holdings, Inc. *		3,000,000	0.5000		12/15/2026	3,698,057
						10,351,577
TECHNOLOGY SERVICES - 11.61%
Euronet Worldwide, Inc. *		4,000,000	5.4000	**	3/15/2049	4,390,354
Insight Enterprises, Inc. *		3,500,000	0.7500		2/15/2025	4,466,486
Parsons Corp. - 144A *		4,500,000	0.2500		8/15/2025	4,685,850
Square, Inc. - 144A *		1,000,000	0.1250		3/1/2025	1,891,087
						15,433,777
TRANSPORTATION & LOGISTICS - 3.88%
Atlas Air Worldwide Holdings, Inc. *		5,000,000	2.2500		6/1/2024	5,156,250

TRANSPORTATION EQUIPMENT - 6.02%
Greenbrier Cos, Inc. *		3,535,000	2.8750		2/1/2024	3,546,942
Meritor, Inc. *		4,000,000	3.2500		10/15/2037	4,459,626
						8,006,568
WHOLESALE - CONSUMER STAPLES - 0.76%
Chefs' Warehouse, Inc. *		1,000,000	1.8750		12/1/2024	1,006,250

TOTAL CONVERTIBLE BONDS (Cost - $159,230,289)						182,775,136

PREFERRED STOCK - 2.30%		Shares	Dividend Rate (%)
SPECIALTY FINANCE - 2.30%
Ready Capital Corp. *		127,000	7.0000		8/15/2023	3,063,240
TOTAL PREFERRED STOCK (Cost - $3,175,000)

	Expiration	Contracts	Exercise Price		Notional Amount
OPTIONS PURCHASED *** - 3.25%
PUT OPTIONS PURCHASED - 3.25%
NASDAQ 100 Index	March 2021	21	$ 12,600		$ 26,460,000	1,049,370
S&P 500 Index	March 2021	85	3,700		31,450,000	1,218,050
S&P 500 Index	June 2021	68	3,850		26,180,000	2,057,680
TOTAL OPTIONS PURCHASED (Cost - $5,060,908)						4,325,100

SHORT-TERM INVESTMENTS - 0.79%		Shares	Interest Rate (%)
MONEY MARKET FUND - 0.79%
BlackRock Liquidity Funds T-Fund - Institutional Class		1,048,363	0.0300 +			1,048,363
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,048,363)

TOTAL INVESTMENTS - 143.86% (Cost - $168,514,560)						$ 191,211,839
OPTIONS WRITTEN (Premiums Received - $224,106) - (0.38) %						(503,460)
LIABILITIES IN EXCESS OF OTHER ASSETS - (43.48)%						(57,797,460)
NET ASSETS - 100.0%						$ 132,910,919
	Expiration	Contracts	Exercise Price		Notional Amount
OPTIONS WRITTEN *** - 0.38%
PUT OPTIONS WRITTEN - 0.38%
NASDAQ 100 Index	February 2021	(11)	$ 12,000		$ (13,200,000)	(176,660)
S&P 500 Index	February 2021	(76)	3,500		(26,600,000)	(326,800)
TOTAL PUT OPTIONS WRITTEN (Premiums Received - $224,106)						$ (503,460)

+ Money market fund; interest rate reflects seven-day effective yield on Janusry 31, 2021.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
* All or a portion of this security is segregated as collateral for the Line of Credit as of January 31, 2021 ; total fair value amount of collateral was $178,940,409.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
*** Non-income producing security.
Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

PORTFOLIO ANALYSIS
As of January 31, 2021
	% of Net
Sector	Assets
Technology	31.37%
Financial	26.49%
Industrial	24.42%
Health Care	22.74%
Consumer Discretionary	18.03%
Communications	6.75%
Real Estate	3.30%
Options	3.26%
Energy	3.24%
Utilities	2.71%
Consumer Staples	0.76%
Short-Term Investments	0.79%
Liabilities in Excess of Other Assets	(43.86)%
	100.00%

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 84.36%
AEROSPACE/DEFENSE - 1.58%
Kaman Corp.	$ 1,300,000	3.2500		5/1/2024	$ 1,431,562

BASIC & DIVERSIFIED CHEMICALS - 2.71%
Dow, Inc. - Bank of America Finance LLC Synthetic	2,300,000	2.6410	**	6/18/2024	2,446,510

BIOTECH & PHARMA - 17.54%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic	2,600,000	1.4700	**	2/3/2028	2,558,400
BioMarin Pharmaceutical, Inc. -144A	2,400,000	1.2500		5/15/2027	2,520,449
Jazz Investments I, Ltd.	2,200,000	1.5000		8/15/2024	2,332,953
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic	1,500,000	1.7920	**	6/30/2027	1,618,800
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic	1,000,000	1.5470	**	10/25/2027	1,030,000
Ligand Pharmaceuticals, Inc.	2,000,000	0.7500		5/15/2023	2,121,569
Merck & Co., Inc. - Credit Suisse AG Synthetic	1,800,000	1.2420	**	9/24/2027	1,709,640
Supernus Pharmaceuticals, Inc.	2,000,000	0.6250		4/1/2023	1,977,967
					15,869,778
CABLE & SATELLITE - 2.77%
Liberty Broadband Corp. - 144A	2,500,000	2.3000	**	9/30/2050	2,505,000

ELECTRIC UTILITIES - 1.33%
NRG Energy, Inc.	1,000,000	2.7500		6/1/2048	1,202,500

ELECTRICAL EQUIPMENT - 4.57%
OSI Systems, Inc.	1,700,000	1.2500		9/1/2022	1,807,163
SMART Global Holdings, Inc. - 144A	2,000,000	2.2500		2/15/2026	2,330,000
					4,137,163
FOOD - 1.64%
The Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic	1,500,000	1.7920	**	6/30/2027	1,483,050

INSURANCE - 2.38%
HCI Group, Inc.	2,000,000	4.2500		3/1/2037	2,151,408

INTERNET & MEDIA SERVICES - 2.62%
Google, Inc. - Bank of America Finance LLC Synthetic	1,000,000	3.6400	**	9/28/2023	1,318,000
Uber Technologies, Inc. - 144A	1,000,000	0.0000	***	12/15/2025	1,047,329
					2,365,329
LEISURE FACILITIES & SERVICES - 1.83%
McDonald's Corp. - Credit Suisse AG Synthetic	1,600,000	1.9200	**	5/28/2027	1,656,800

LEISURE PRODUCTS - 3.48%
Callaway Golf Co. -144A	800,000	2.7500		5/1/2026	1,434,240
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	1,100,000	3.8900	**	9/26/2023	1,720,070
					3,154,310
MEDICAL EQUIPMENT & DEVICES - 5.69%
Luminex Corp. - 144A	2,400,000	3.0000		5/15/2025	2,533,415
NuVasive, Inc. - 144A	2,700,000	0.3750		3/15/2025	2,610,004
					5,143,419
METALS & MINING - 2.11%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	1,200,000	3.9200	**	10/30/2023	1,912,320

OIL & GAS - 2.86%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic	2,500,000	1.5490	**	11/24/2027	2,584,750

RETAIL DISCRETIONARY - 1.26%
PetIQ, Inc. -144A	800,000	4.0000		6/1/2026	1,136,816

SEMICONDUCTORS - 2.69%
Vishay Intertechnology, Inc.	2,300,000	2.2500		6/15/2025	2,436,749

SOFTWARE - 1.78%
Nice Ltd. - 144A	1,400,000	0.0000	***	9/15/2025	1,606,883

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 84.36% (Continued)
SPECIALTY FINANCE - 5.40%
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic	$ 2,400,000	0.2500		11/1/2024	$ 2,615,280
Pacira BioSciences Inc	1,900,000	0.7500		8/1/2025	2,270,579
					4,885,859
TECHNOLOGY HARDWARE - 4.40%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	800,000	3.8700	**	10/16/2023	1,666,640
Interdigital, Inc.	1,000,000	2.0000		6/1/2024	1,078,100
Lumentum Holdings, Inc. - 144A	1,000,000	0.5000		12/15/2026	1,232,686
					3,977,426
TECHNOLOGY SERVICES - 8.93%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	1,000,000	3.5900	**	4/21/2023	1,521,300
Euronet Worldwide, Inc.	2,000,000	5.4000	**	3/15/2049	2,195,177
Insight Enterprises, Inc.	1,700,000	0.7500		2/15/2025	2,169,436
Parsons Corp. - 144A	2,000,000	0.2500		8/15/2025	2,082,600
Visa, Inc. - Barclay Bank PLC Synthetic	100,000	1.2800	**	2/18/2025	108,130
					8,076,643
TRANSPORTATION & LOGISTICS - 2.28%
Atlas Air Worldwide Holdings, Inc.	2,000,000	2.2500		6/1/2022	2,062,500

TRANSPORTATION EQUIPMENT - 4.51%
Greenbrier Cos, Inc.	2,400,000	2.8750		2/1/2024	2,408,108
Meritor, Inc.	1,500,000	3.2500		10/15/2037	1,672,360
					4,080,468

TOTAL CONVERTIBLE BONDS (Cost - $67,828,898)					76,307,243

PREFERRED STOCK - 2.11%
SPECIALTY FINANCE - 2.11%	Shares	Dividend Rate (%)
Ready Capital Corp.	79,000	7.0000		8/15/2023	1,905,480
TOTAL PREFERRED STOCK (Cost - $1,979,400)

	Principal Amount	Interest Rate (%)
U.S. TREASURY OBLIGATIONS - 7.97%
United States Treasury Notes	$ 7,000,000	1.1250		2/28/2027	7,211,231
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $7,229,179)

	Shares
SHORT-TERM INVESTMENTS - 18.25%
MONEY MARKET FUND - 18.25%
BlackRock Liquidity Funds T-Fund - Institutional Class	16,514,682	0.0300 +			16,514,682
TOTAL SHORT-TERM INVESTMENTS (Cost - $16,514,682)

TOTAL INVESTMENTS - 112.69% (Cost - $93,552,159)					$ 101,938,636
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.69)%					(11,481,456)
NET ASSETS - 100.00%					$ 90,457,180

+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
*** Non-income producing security.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of January 31, 2021
	% of Net
Sector	Assets
Health Care	23.23%
Technology	19.25%
Industrial	17.77%
Financial	9.89%
Consumer Discretionary	8.21%
Communications	3.93%
Energy	2.86%
Utilities	1.33%
U.S. Treasury Obligations	7.97%
Short-Term Investments	18.25%
Liabilities in Excess of Other Assets	(12.69)%
	100.00%

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

The following is a summary of significant accounting policies followed by the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding..  Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of January 31, 2021 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$ -	$ 786,403,043	$ -	$ 786,403,043
Preferred Stock*		24,719,299	-	-	24,719,299
U.S. Treasury Obligations		-	31,495,824	-	31,495,824
Short-Term Investments		54,074,996	-	-	54,074,996
Total Investments in Securities		$ 78,794,295	$ 817,898,867	$ -	$ 896,693,162

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Miller Convertible Plus Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$ -	$ 182,775,136	$ -	$ 182,775,136
Preferred Stock*		3,063,240	-	-	3,063,240
Short-Term Investments		1,048,363	-	-	1,048,363
Option Contracts Purchased		-	4,325,100	-	4,325,100
Total Investments in Securities		$ 4,111,603	$ 187,100,236	$ -	$ 191,211,839

Liabilities
Option Contracts Written		$ -	$ (503,460)	$ -	$ (503,460)

Miller Intermediate Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$ -	$ 76,307,243	$ -	$ 76,307,243
Preferred Stock*		1,905,480	-	-	1,905,480
U.S. Treasury Obligations		-	7,211,231	-	7,211,231
Short-Term Investments		16,514,682	-	-	16,514,682
Total Investments in Securities		$ 18,420,162	$ 83,518,474	$ -	$ 101,938,636

* Please refer to the Schedule of Investments for industry classification.
The Funds did no hold any Level 3 securities.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2021, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Miller Convertible Bond Fund	$ 800,520,323	$ 107,156,068	$ (10,983,229)	$ 96,172,839
Miller Convertible Plus Fund	170,148,495	24,078,377	(3,518,493)	20,559,884
Miller Intermediate Bond Fund	93,646,561	8,672,246	(380,171)	8,292,075